Subordinated Liabilities - Changes (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Balance at beginning of year	€ 21,510	€ 19,902	€ 21,153
Net inclusion of entities in the Group		11
Placements	3,283	2,994	2,395
Redemptions and repurchases	(1,259)	(870)	(2,812)
Exchange differences and other movements	286	(527)	(834)
Balance at end of year	23,820	21,510	19,902
Net issuances, redemptions and repurchases	2,024
Interest paid in remuneration of issuances	1,245
Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico [Member]
Financial instruments
Placements	281		59
Redemptions and repurchases	(125)
PSA Banque France
Financial instruments
Placements	235
Santander Bank Polska SA [Member]
Financial instruments
Placements		78
Santander UK plc
Financial instruments
Redemptions and repurchases	(313)	(60)	(51)
Santander Holding USA, Inc.
Financial instruments
Redemptions and repurchases	(195)	(72)
Santander Bank, National Association
Financial instruments
Redemptions and repurchases	(163)	(285)
Banco Santander (Brasil) S.A
Financial instruments
Redemptions and repurchases	(62)		(716)
Santander Consumer Finance, S.A.
Financial instruments
Redemptions and repurchases			(70)
Banco Santander S.A.
Financial instruments
Net inclusion of entities in the Group		11
Placements	2,750	2,894	2,328
Redemptions and repurchases	€ (401)	€ (453)	€ (1,976)